Fair value measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Impairment charges	$ 1,046,173
Number of games	2
Impairment loss	370,407	0	0
Investment in equity investees Chuangyou
Fair Value Measurements
Impairment loss	370,407
Acquired intangible assets-upfront licensing fees
Fair Value Measurements
Impairment charges	1,000,000
Acquired intangible assets-upfront licensing fees | Wizard101
Fair Value Measurements
Impairment charges	800,000
Acquired intangible assets-upfront licensing fees | Speed Hunter
Fair Value Measurements
Impairment charges	200,000
Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Weighted average cost of capital (as a percent)	45.00%
Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Carrying amount	3,000,000
Non-recurring
Fair Value Measurements
Total Losses	1,416,580
Non-recurring | Investment in equity investees Chuangyou
Fair Value Measurements
Total Losses	370,407
Non-recurring | Acquired intangible assets-upfront licensing fees
Fair Value Measurements
Total Losses	1,046,173
Non-recurring | Total | Investment in equity investees Chuangyou
Fair Value Measurements
Fair value of investment	82,466
Non-recurring | Significant Unobservable Inputs (Level 3) | Investment in equity investees Chuangyou
Fair Value Measurements
Fair value of investment	$ 82,466